Investment properties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about investment property [abstract]
Summary of investment properties
(a)	Investment properties as of December 31, 2020 and 2021 are as follows:

	2020		2021
Acquisition cost	~~W~~	767,118	852,458
Accumulated depreciation		(151,883)	(177,067)

Carrying value	~~W~~	615,235	675,391

Summary of changes in investment properties
(b)	Changes in investment properties for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021
Beginning balance	~~W~~	488,610	615,235
Acquisition		244,100	8,292
Disposal		(92,337)	(2,279)
Depreciation		(20,165)	(21,616)
Amounts transferred from (to) property and equipment		(4,064)	73,773
Amounts transferred from (to) assets held for sale(*)		(910)	2,238
Foreign currency adjustment		1	(252)

Ending balance	~~W~~	615,235	675,391

(*)	Comprise land and buildings, etc.

Summary of income and expenses on investment property
(c)	Income and expenses on investment property for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Rental income	~~W~~	43,777	23,890	35,887
Direct operating expenses for investment properties that generated rental income		12,107	11,951	12,033

Summary of the fair value of investment property
(d)	The fair value of investment property as of December 31, 2020 and 2021 is as follows:

	2020		2021
Land and buildings (*)	~~W~~	1,254,149	1,374,389
(*)
Fair value of investment properties is estimated based in the recent market transaction conditions with an independent third party and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.